Consolidated Statements of Operations - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
General and administrative expenses		$ 13,965,950	$ 6,794,042	$ 1,034,619	$ 587,167	$ 2,268,762	$ 1,645,136	$ 9,062,804	$ 2,232,303	$ 14,766,607	$ 3,441,820
Research and development expenses		7,872,531	1,920,372	684,393	146,724	1,549,775	213,762	3,470,147	360,486	6,617,562	661,183
Operating expenses		21,838,481		1,719,012						21,384,169	4,103,003
Operating loss		(21,838,481)		(1,719,012)						(21,384,169)	(4,103,003)
Other non-operating income (expense)
Interest income		492,608								210,987	20,331
Change in fair value of SAFE Notes	$ (39,834,049)	0	(36,715,107)	(1,418,066)	495,351	(3,118,942)	(158,020)	(39,834,049)	337,331	(39,834,049)	(1,631,446)
Other income		2,426		191						4,277	749
Total non-operating income (expense)		495,034		(1,417,875)						(39,618,785)	(1,610,366)
Net loss		$ (21,343,447)	$ (45,414,335)	$ (3,136,887)	$ (1,220,296)	$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	$ (61,002,954)	$ (5,713,369)
Basic weighted average shares outstanding of common stock (in shares)		54,443,626	23,434,266	16,320,839	13,189,817	14,057,349	5,484,637	17,391,203	8,676,304	25,332,277	10,037,251
Diluted weighted average shares outstanding of common stock (in shares)		54,443,626	23,434,266	16,320,839	13,189,817	14,057,349	5,484,637	17,391,203	8,676,304		10,037,251
Basic net loss per share of common stock (in dollars per share)		$ (0.39)	$ (1.94)	$ (0.19)	$ (0.09)	$ (0.49)	$ (0.31)	$ (3.01)	$ (0.33)	$ (2.41)	$ (0.57)
Diluted net loss per share of common stock (in dollars per share)		$ (0.39)	$ (1.94)	$ (0.19)	$ (0.09)	$ (0.49)	$ (0.31)	$ (3.01)	$ (0.33)		$ (0.57)